Equity	12 Months Ended
Mar. 31, 2015
Equity

14.    Equity:

Change in NTT’s shares of common stock and treasury stock for the fiscal years ended March 31, 2013, 2014 and 2015 are as follows:

	Change in shares
	Issued shares	Treasury stock
Balance at March 31, 2012	1,323,197,235	99,431,812
Acquisition of treasury stock under resolution of the board of directors	—	38,382,300
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	17,631
Resale of treasury stock to holders of less-than-one-unit shares	—	(9,140)

Balance at March 31, 2013	1,323,197,235	137,822,603
Acquisition of treasury stock under resolution of the board of directors	—	75,294,000
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	37,134
Resale of treasury stock to holders of less-than-one-unit shares	—	(2,930)
Cancellation of treasury stock under resolution of the board of directors	(186,500,000)	(186,500,000)

Balance at March 31, 2014	1,136,697,235	26,650,807
Acquisition of treasury stock under resolution of the board of directors	—	51,413,227
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	35,570
Resale of treasury stock to holders of less-than-one-unit shares	—	(1,998)

Balance at March 31, 2015	1,136,697,235	78,097,606

According to the NTT Act, NTT must obtain authorization from the Minister of Internal Affairs and Communications for certain financial matters including (1) certain new share issuance, including shares issuable upon the exercise of stock acquisition rights; (2) any resolution for (i) a change in the Articles of Incorporation, (ii) an appropriation of profits or (iii) any merger or dissolution; and (3) any disposition of major telecommunications trunk lines and equipment or providing mortgages on such properties.

On November 24, 1995, based upon the resolution of the board of directors’ meeting held on April 28, 1995, NTT capitalized the aggregate amount of ¥15,600 million of its additional paid-in capital to the common stock account and made a free share distribution of 312,000 shares to shareholders of record at September 30, 1995, representing 2% of outstanding shares. Under generally accepted accounting principles in Japan, no accounting entry is required for such a free share distribution. Had the distribution been accounted for entities in the United States, ¥234,624 million would have been transferred from retained earnings to the applicable capital account.

Effective May 1, 2006, the Japanese Companies Act provides that (i) dividends of earnings require approval at a general meeting of shareholders, (ii) interim cash dividends can be distributed upon the approval of the board of directors, if the Articles of Incorporation provide for such interim cash dividends, and (iii) an amount equal to at least 10% of the decrease in retained earnings resulting from a dividend payment be appropriated from retained earnings to a legal reserve until such reserve is equal to 25% of capital stock. The legal reserve is available for distribution upon approval at a shareholders’ meeting.

The Japanese Companies Act provides that corporations are able to repurchase their own shares in market transactions by resolution of the board of directors so long as their articles of incorporation so prescribe.

On September 19, 2012, the board of directors resolved that NTT may acquire up to 42 million outstanding shares of its common stock at an amount in total not exceeding ¥150 billion from during the period from September 20, 2012 through March 29, 2013. Based on this resolution, NTT repurchased 38,382,300 shares of its common stock for a total purchase price of ¥149,999 million between September 2012 and February 2013.

On May 10, 2013, the board of directors of NTT resolved that NTT may acquire up to 50 million shares of its outstanding common stock for an amount in total not exceeding ¥250 billion from May 13, 2013 through March 31, 2014. Based on this resolution, NTT repurchased 48,737,200 shares of its common stock for a total purchase price of ¥250,000 million between May 2013 and October 2013, and concluded the repurchase of its common stock authorized by board of directors’ resolution.

On November 8, 2013, the board of directors of NTT resolved that NTT will cancel 186,500,000 shares held as treasury stock on November 15, 2013, and as a result of such cancellation conducted on November 15, 2013, retained earnings have decreased by ¥818,206 million.

On February 6, 2014, the board of directors of NTT resolved that NTT may acquire up to 38 million shares of its outstanding common stock at an amount in total not exceeding ¥200 billion from February 7, 2014 through March 31, 2014. Based on this resolution, NTT repurchased 26,556,800 shares of its common stock at ¥156,499 million on March 7, 2014 using the Tokyo Stock Exchange Trading Network Off-Auction Own Share Repurchase Trading System (“ToSTNeT-3”).

On May 13, 2014, the board of directors of NTT resolved that NTT would repurchase shares held by untraceable shareholders, as previously announced on September 18, 2013, as treasury stock. Based on this resolution, NTT purchased 413,227 shares of its common stock for ¥2,429 million on May 14, 2014.

On November 7, 2014, the board of directors of NTT resolved that NTT may acquire up to 51 million shares of its outstanding common stock at an amount in total not exceeding ¥350 billion from November 10, 2014 through June 30, 2015. Based on this resolution, NTT repurchased 51 million shares of its common stock for a total purchase price of ¥338,117 million between November 2014 and March 2015, and concluded the repurchase of its common stock authorized by board of directors’ resolution.

The amount of statutory retained earnings of NTT available for the payments of dividends to shareholders as of March 31, 2015 was ¥599,366 million. In accordance with customary practice in Japan, appropriations of retained earnings are not accrued in the financial statements for the period to which they relate but are recorded in the subsequent accounting period after shareholders’ approval has been obtained. Retained earnings in the accompanying consolidated financial statements at March 31, 2015 include amounts representing final cash dividends of ¥95,273 million, or ¥90 per share, which were approved at the shareholders’ meeting held on June 26, 2015.

On May 15, 2015, the board of directors resolved that NTT will implement a two-for-one stock split as follows: the record date for the stock split will be June 30, 2015, and each share of common stock held by shareholders as of the record date will be split into two, with an effective date of July 1. Per share information for the previous fiscal year and the current fiscal year, assuming the stock split had been carried out at the beginning of the previous fiscal year, is as follows:

	2013	2014	2015
	yen
Weighted average number of shares outstanding (excluding treasury stock)	2,423,761,538	2,299,516,428	2,187,360,018
Net income per share attributable to NTT	¥215.34	¥254.61	¥236.85
Cash dividends to be paid to shareholders of record date	¥80.00	¥85.00	¥90.00

	2014	2015
	yen
Number of shares outstanding (excluding treasury stock)	2,220,092,856	2,117,199,258
Shareholders’ Equity per Share	¥3,833.78	¥4,100.63

Accumulated other comprehensive income (loss)—

An analysis of the changes for the fiscal years ended March 31, 2014 and 2015 in accumulated other comprehensive income (loss) is shown below:

	Unrealized gain (loss) on securities	Unrealized gain (loss) on derivative instruments	Foreign currency translation adjustments	Pension liability adjustments	Total
	Millions of yen
Balance at March 31, 2013	¥71,976	¥(2,560)	¥(5,683)	¥(256,665)	¥(192,932)
Other comprehensive income before reclassification	16,292	(3,595)	150,461	162,168	325,326
Amounts reclassified from accumulated other comprehensive income	(235)	(1,300)	6,010	1,073	5,548

Other comprehensive income	16,057	(4,895)	156,471	163,241	330,874

Less—Comprehensive income attributable to noncontrolling interests	3,322	(1,473)	29,949	11,178	42,976

Balance at March 31, 2014	¥84,711	¥(5,982)	¥120,839	¥(104,602)	¥94,966

	Unrealized gain (loss) on securities	Unrealized gain (loss) on derivative instruments	Foreign currency translation adjustments	Pension liability adjustments	Total
	Millions of yen
Balance at March 31, 2014	¥84,711	¥(5,982)	¥120,839	¥(104,602)	¥94,966
Other comprehensive income before reclassification	76,141	4,491	133,316	16,151	230,099
Amounts reclassified from accumulated other comprehensive income	167	(1,588)	(3,453)	219	(4,655)

Other comprehensive income	76,308	2,903	129,863	16,370	225,444

Less—Comprehensive income attributable to noncontrolling interests	26,907	1,730	26,270	(2,729)	52,178

Balance at March 31, 2015	¥134,112	¥(4,809)	¥224,432	¥(85,503)	¥268,232

The following table provides the change in accumulated other comprehensive income (loss) for the fiscal years ended March 31, 2013, 2014 and 2015:

	2013
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) on securities arising during the period	¥62,959	¥(20,920)	¥42,039
Less—Reclassification adjustment for realized (gain) loss included in net income	8,939	(3,469)	5,470

Net change in unrealized gain (loss) on securities	71,898	(24,389)	47,509

Unrealized gain (loss) on derivative instruments arising during the period	¥(2,371)	¥(790)	¥(3,161)
Less—Reclassification adjustment for realized (gain) loss included in net income	(2,457)	882	(1,575)

Net change in unrealized gain (loss) on derivative instruments	(4,828)	92	(4,736)

Foreign currency translation adjustments arising during the period	¥126,695	¥(14,450)	¥112,245
Less—Reclassification adjustment for realized (gain) loss included in net income	223	(80)	143

Net change in foreign currency translation adjustments	126,918	(14,530)	112,388

Pension liability adjustments arising during period	¥24,914	¥(5,852)	¥19,062
Prior service cost arising during period	(178)	63	(115)
Less—Reclassification adjustment,
Amortization of net actuarial loss (gain)	32,943	(10,305)	22,638
Amortization of transition obligation	169	(61)	108
Amortization of prior service cost	(8,470)	2,877	(5,593)
Reclassification of prior service cost due to curtailment	—	—	—
Other	(665)	211	(454)
Net change in pension liability adjustments	48,713	(13,067)	35,646

	2014
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) on securities arising during the period	¥26,518	¥(10,226)	¥16,292
Less—Reclassification adjustment for realized (gain) loss included in net income	(426)	191	(235)

Net change in unrealized gain (loss) on securities	26,092	(10,035)	16,057

Unrealized gain (loss) on derivative instruments arising during the period	¥(3,988)	¥393	¥(3,595)
Less—Reclassification adjustment for realized (gain) loss included in net income	(2,018)	718	(1,300)

Net change in unrealized gain (loss) on derivative instruments	(6,006)	1,111	(4,895)

Foreign currency translation adjustments arising during the period	¥156,586	¥(6,125)	¥150,461
Less—Reclassification adjustment for realized (gain) loss included in net income	9,489	(3,479)	6,010

Net change in foreign currency translation adjustments	166,075	(9,604)	156,471

Pension liability adjustments arising during period	¥165,474	¥(53,301)	¥112,173
Prior service cost arising during period	76,050	(26,409)	49,641
Less—Reclassification adjustment,
Amortization of net actuarial loss (gain)	23,015	(7,450)	15,565
Amortization of transition obligation	169	(61)	108
Amortization of prior service cost	(9,527)	3,290	(6,237)
Reclassification of prior service cost due to curtailment	(12,894)	4,531	(8,363)
Other	556	(202)	354
Net change in pension liability adjustments	242,843	(79,602)	163,241

	2015
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) on securities arising during the period	¥115,793	¥(39,652)	¥76,141
Less—Reclassification adjustment for realized (gain) loss included in net income	260	(93)	167

Net change in unrealized gain (loss) on securities	116,053	(39,745)	76,308

Unrealized gain (loss) on derivative instruments arising during the period	¥5,103	¥(612)	¥4,491
Less—Reclassification adjustment for realized (gain) loss included in net income	(2,460)	872	(1,588)

Net change in unrealized gain (loss) on derivative instruments	2,643	260	2,903

Foreign currency translation adjustments arising during the period	¥140,542	¥(7,226)	¥133,316
Less—Reclassification adjustment for realized gain included in net income	(3,453)	—	(3,453)

Net change in foreign currency translation adjustments	137,089	(7,226)	129,863

Pension liability adjustments arising during period	¥11,460	¥(1,452)	¥10,008
Prior service cost arising during period	—	—	—
Less—Reclassification adjustment,
Amortization of net actuarial loss (gain)	9,446	(2,994)	6,452
Amortization of transition obligation	156	(54)	102
Amortization of prior service cost	(8,971)	2,636	(6,335)
Reclassification of prior service cost due to curtailment	—	—	—
Other	7,668	(1,525)	6,143
Net change in pension liability adjustments	19,759	(3,389)	16,370

Reclassifications out of accumulated other comprehensive income (loss) for the fiscal year ended March 31, 2014 and 2015 was as follows:

	Amounts reclassified from accumulated other comprehensive income (loss)		Affected line items in consolidated statements of income
	2014	2015
	Millions of yen
Unrealized gain (loss) on securities	¥426	¥(62)	Other, net
	(191)	93	Income tax expense (benefit)
	—	(198)	Equity in earnings (losses) of affiliated companies

	¥235	¥(167)	Net income

Unrealized gain (loss) on derivative instruments	¥2,110	¥2,494	Other, net
	(718)	(872)	Income tax expense (benefit)
	(92)	(34)	Equity in earnings (losses) of affiliated companies

	¥1,300	¥1,588	Net income

Foreign currency translation adjustments	¥(7)	¥3,453	Other, net
	3,479	—	Income tax expense (benefit)
	(9,482)	—	Equity in earnings (losses) of affiliated companies

	¥(6,010)	¥3,453	Net income

Pension liability adjustments	¥(763)	¥(631)	*
	(310)	412	Income tax expense (benefit)

	¥(1,073)	¥(219)	Net income

Total	¥(5,548)	¥4,655	Net income

*	Amounts reclassified from pension liability adjustments are included in the computation of net periodic pension cost.

Equity transactions with noncontrolling interests—

The changes for the fiscal year ended March 31, 2013, 2014 and 2015 in Net income attributable to NTT and Increase in Additional paid in capital as a result of Equity transactions with noncontrolling interests are shown below:

	2013	2014	2015
	Millions of yen
Net income attributable to NTT	¥521,932	¥585,473	¥518,066
Transfers (to) from the noncontrolling interests:
Increase in additional paid-in capital attributable to tax effect by NTT DOCOMO’s share repurchase of its common stock (Note 12)	—	—	34,823
Decrease in additional paid-in capital attributable to change in NTT’s ownership interest by NTT DOCOMO’s share repurchase of its common stock	—	—	(14,802)
Other	(4,553)	(1,069)	(2,600)

Total	(4,553)	(1,069)	17,421

Change from net income attributable to NTT’s shareholders and transfers from the noncontrolling interests	¥517,379	¥584,404	¥535,487

On August 6, 2014, the board of directors of NTT DOCOMO resolved that NTT DOCOMO may repurchase up to 206,489,675 shares of its outstanding common stock for an amount in total not exceeding ¥350,000 million between August 7, 2014 and September 3, 2014. Based on this resolution, NTT DOCOMO repurchased a total of 181,530,121 of its shares for an aggregate amount of ¥307,694 million, 176,991,100 shares of which NTT Group sold back to NTT DOCOMO. Due to NTT DOCOMO’s repurchase transactions, NTT’s ownership interest in NTT DOCOMO decreased from 66.7% to 65.3%. As a result, “Additional paid-in capital” increased by ¥17,520 million in the consolidated balance sheet as of March 31, 2015.

On October 31, 2014, the board of directors of NTT DOCOMO resolved that NTT DOCOMO may repurchase up to 138,469,879 shares of its outstanding common stock for an amount in total not exceeding ¥192,306 million between November 1, 2014 and March 31, 2015. Based on this resolution, between November 2014 and March 2015, NTT DOCOMO repurchased a total of 83,746,000 shares of its common stock for an aggregate amount of ¥165,342 million. As a result, NTT’s ownership interest in NTT DOCOMO increased from 65.3% to 66.7% and “Additional paid-in capital” increased by ¥2,501 million in the consolidated balance sheet as of March 31, 2015.